Long-Term Bank Loans - Schedule of Long Term Bank Loans (Details) - USD ($)		Dec. 31, 2024	Dec. 31, 2023
Debt Instrument [Line Items]
Total long-term bank loans		$ 2,920,942	$ 3,627,972
Loan from Jiaxing Bank [Member]
Debt Instrument [Line Items]
Total long-term bank loans	[1]	2,757,114	3,459,133
Car loan [Member]
Debt Instrument [Line Items]
Total long-term bank loans	[2]	$ 163,828	$ 168,839

[1]	On October 20, 2021, the Company signed a loan agreement with Jiaxing Bank to obtain a five-year loan of RMB 35 million (approximately $5.49 million). The loan bears an interest rate at 6.2%. Bin Lu, Liping Zhu, and Shanghai TD Manufacturing are the guarantors. The enterprise used the construction in progress and the right to the use of the land as collateral, valued at RMB 81,635,100((approximately $11,183,963).
[2]	On October 28, 2022, the company purchased a car and signed a 3-year car loan contract. The number of loan tenors is 36 installments, and each installment repayment is RMB 39,798 (approximately $5,914). Bin Lu is the guarantor.